Note 16 - Commitments and Contingencies (Details) - Non-Cancelable Operating Leases	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Non-Cancelable Operating Leases [Abstract]
2015	$ 677,816	4,205,574
2016	370,682	2,299,933
2017	94,964	589,215
2018
2019
Total	$ 1,143,462	7,094,722